General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2018
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Employee costs	4,403	4,677	9,614	11,628
Board of directors' fees	542	622	1,103	1,344
Share-based compensation	1,223	1,329	2,235	2,515
Rent and utilities	541	570	1,144	1,086
Travel and accommodation	555	701	1,050	1,033
Legal and professional fees	2,393	1,704	3,955	3,326
Foreign exchange differences, net	(84)	63	(39)	(241)
Other expenses	673	686	1,163	1,674

Total	10,246	10,352	20,225	22,365